Nature and Continuance of Operations (Details Narrative) - USD ($)	Jan. 21, 2015	Sep. 30, 2020	Sep. 25, 2020	Jul. 17, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 20, 2015
Common stock conversion basis	Issued and outstanding shares of common stock, on a 10 for 1 basis
Common stock, shares issued	113,020,000	19,842,565			18,057,565	16,757,565	11,302,000
Common stock, shares outstanding	113,020,000	19,842,565			18,057,565	16,757,565	11,302,000
Accumulated losses		$ 758,182			$ 574,279	$ 532,016
Casa Zeta-Jones Brand [Member] | License Agreement [Member]
Percentage of common shares acquired				95.00%
Posto Del Sole Inc [Member] | Share Exchange Agreement [Member]
Percentage of common shares acquired			51.00%